UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8985

LMP Corporate Loan Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2008

ITEM 1.                  SCHEDULE OF INVESTMENTS

LMP CORPORATE LOAN FUND INC.

FORM N-Q
DECEMBER 31, 2008

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited)

December 31, 2008

Face Amount	Security (a)(b)	Value
SENIOR COLLATERALIZED LOANS — 99.5%
Aerospace/Defense — 3.0%
$409,706	Be Aerospace Inc., New Term Loan B, 5.000% to 5.910% due 3/31/09	$373,516
1,332,531	CACI International Inc., Term Loan, 2.700% to 3.380% due 3/17/09	1,212,603
1,161,161	ILC Industries Inc., First Lien Term Loan, 2.461% due 1/30/09	1,039,239
1,536,757	Transdigm Inc., Term Loan B, 3.498% due 3/23/09	1,239,395
	Total Aerospace/Defense	3,864,753
Automotive — 2.5%
1,172,464	Kar Holdings, Term Loan B, 3.709% due 3/31/09	666,839
519,193	Keystone Automotive Industries Inc., Term Loan B, 5.325% to 5.750% due 3/31/09	214,167
	Mark IV Industries Inc.:
438,516	First Lien Term Loan, 5.970% to 8.480% due 3/30/09	149,826
247,045	Second Lien Term Loan, 9.970% to 12.210% due 6/29/09	23,469
2,029,191	Tire Rack Inc., Term Loan B, 2.220% to 3.210% due 3/31/09	1,369,704
1,182,507	United Components Inc., Term Loan D, 4.390% due 2/10/09	821,843
	Total Automotive	3,245,848
Broadcast Radio and Television — 3.4%
2,276,786	Citadel Communication Group, Term Loan B, 2.220% to 3.650% due 1/30/09	933,482
1,050,973	CMP Susquehanna Corp., Term Loan B, 2.501% to 3.906% due 1/29/09	246,978
2,785,659	National Cinemedia Inc., Term Loan B, 3.750% due 3/13/09	1,666,752
1,250,000	Univision Communications, Term Loan B, 2.711% due 1/30/09	513,889
1,128,227	Weather Channel, Term Loan, 7.250% due 3/12/09	998,481
	Total Broadcast Radio and Television	4,359,582
Building and Development — 4.5%
	Building Materials Holding Corp.:
1,629,509	First Lien Term Loan, 5.000% to 6.625% due 3/31/09	995,019
672,775	Second Lien Term Loan, 6.313% due 1/29/09	300,730
1,627,960	Capital Automotive REIT, Term Loan, 3.190% due 1/2/09	672,348
597,179	Contech Construction Products Inc., Term Loan, 3.880% due 1/8/09	343,378
441,223	Custom Building Products Inc., Term Loan B, 8.000% to 8.500% due 2/13/09	303,709
1,118,292	Infrastrux Group Inc., Term Loan B, 4.711% due 1/30/09	903,021
1,306,029	Panolam Industries International, Term Loan, 4.209% due 3/31/09	848,919
	Pike Electric Inc.:
906,996	Term Loan B, 2.750% due 1/13/09	811,761
202,688	Term Loan C, 2.125% due 1/20/09	181,406
327,066	Shea Capital I LLC, Term Loan, 4.220% to 4.500% due 3/31/09	155,356
2,500,000	South Edge LLC, Term Loan C, 5.500% due 3/31/09 (c)	343,750
	Total Building and Development	5,859,397
Business Equipment and Services — 9.1%
1,459,821	Asurion Corp., First Lien Term Loan, 4.825% to 5.706% due 2/6/09	997,240
1,197,438	Beacon Sales Acquisition Inc., Term Loan B, 2.471% to 6.053% due 1/29/09	808,270
1,650,802	Belfor U.S.A., Term Loan B, 4.899% to 5.250% due 3/31/09	1,436,198
1,024,850	Bright Horizons Family Solutions, Term Loan B, 6.250% to 7.500% due 6/30/09	690,065
	Deluxe Entertainment Service Group Inc.:
91,003	Canadian Term Loan, 3.709% due 3/31/09	40,952
51,540	Letter of Credit, 3.709% due 3/31/09	23,193
100,000	Second Lien Term Loan, 7.459% due 3/31/09	53,000
929,482	Term Loan, 3.250% to 5.670% due 3/31/09	418,267
820,833	Intralinks Inc., Term Loan, 4.209% due 3/31/09	430,937
	JHCI Acquisitions Inc.:
577,555	First Lien Term Loan, 2.961% due 1/30/09	314,045

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)

December 31, 2008

Face Amount	Security (a)(b)	Value
Business Equipment and Services — 9.1% (continued)
$533,333	Second Lien, 5.970% due 1/30/09	$192,667
454,857	Lender Processing Services Inc., Term Loan, 2.961% due 1/30/09	426,997
1,362,194	Metavante Corp., Term Loan B, 4.943% due 2/2/09	1,021,645
1,829,731	N.E.W. Customer Services Cos. Inc., First Lien Term Loan, 4.689% to 7.024% due 3/10/09	1,210,673
785,626	NCO Group, Term Loan, 5.720% to 6.410% due 3/30/09	624,573
687,500	Neff Corp., Second Lien Term Loan, 5.399% due 1/7/09	159,844
2,135,524	Riskmetrics Group Holdings LLC, Term Loan B, 3.459% due 3/31/09	1,852,568
1,103,402	U.S. Investigations Services LLC, Term Loan, 4.275% due 3/23/09	802,725
371,702	Verifone Inc., Term Loan, 3.220% due 1/30/09	249,040
	Total Business Equipment and Services	11,752,899
Cable and Satellite Television — 2.7%
1,734,825	Bragg Communications Inc., Term Loan B Tranche Two, 5.310% due 3/2/09	1,491,950
1,700,000	Insight Midwest Holdings LLC, Term Loan B, 3.910% due 1/2/09	1,280,666
995,304	NTL Investment Holdings Ltd., Term Loan B4, 5.834% due 1/23/09	771,360
	Total Cable and Satellite Television	3,543,976
Chemicals/Plastics — 3.9%
	Hexion Specialty Chemicals Inc.:
1,678,053	Term Loan C4, 5.500% due 2/2/09	704,782
790,458	Term Loan C5, 3.750% due 3/31/09	288,517
	Kik Custom Products:
94,489	Canadian Term Loan, 5.800% due 1/26/09	42,048
583,334	Second Lien Term Loan, 8.541% due 1/26/09	109,375
551,184	Term Loan B, 5.800% due 1/26/09	245,277
1,122,085	Polypore Inc., Term Loan B, 3.930% due 1/2/09	662,030
1,153,750	Rockwood Specialties Group Inc., Tranche E Term Loan, 3.546% due 1/30/09	936,598
	Texas Petrochemicals Corp.:
377,412	Letter of Credit, 3.000% due 1/30/09	245,318
1,118,154	Term Loan B, 3.000% to 6.000% due 1/30/09	726,800
1,441,571	Unifrax Corp., Term Loan B, 3.688% due 1/2/09	1,088,386
	Total Chemicals/Plastics	5,049,131
Conglomerates — 0.6%
	TriMas Corp.:
281,250	Letter of Credit, 6.026% due 1/7/09	160,313
1,191,328	Term Loan B, 4.276% to 5.766% due 1/28/09	679,057
	Total Conglomerates	839,370
Containers and Glass Products — 2.6%
	Crown Americas LLC:
970,000	Term Loan, 2.945% due 1/15/09	853,600
970,000	Term Loan B, 2.945% due 1/15/09	853,600
2,261,315	Graphic Packaging International Inc., First Lien Term Loan, 2.471% to 6.635% due 1/30/09	1,597,368
	Total Containers and Glass Products	3,304,568
Cosmetics/Personal Care — 0.8%
1,244,013	Vi-Jon, Term Loan B, 2.831% due 1/20/09	1,069,851
Drugs — 2.8%
1,112,341	Cardinal Health Inc., Dollar Term Loan, 3.709% due 3/31/09	675,747
3,279,090	Royalty Pharma Finance Trust, Term Loan, 3.709% due 3/31/09	2,918,390
	Total Drugs	3,594,137

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)

December 31, 2008

Face Amount	Security (a)(b)	Value
Electronics/Electric — 6.1%
	Bridge Information Systems Inc.:
$401,726	Multi-Draw Term Loan, 6.000% due 3/31/09 (c)(d)	$12,855
745,037	Term Loan B, 6.250% due 3/31/09 (c)(d)	23,841
536,174	Brocade Communication System Inc., Term Loan B, 6.250% due 3/31/09	447,705
	Dealer Computer Services:
1,000,000	Second Lien Term Loan, 5.961% due 1/30/09	362,500
1,831,594	Term Loan, 2.461% due 1/30/09	883,744
2,250,106	Intergraph Corp., First Lien Term Loan, 4.181% due 2/27/09	1,704,455
2,117,104	Macrovision Solutions Corp., Term Loan, 6.000% to 6.750% due 3/31/09	1,926,564
1,602,956	Sabre Inc., Term Loan B, 3.890% to 5.420% due 1/30/09	703,698
2,216,250	Travelport, Delayed Draw Term Loan, 3.709% due 3/31/09	997,313
1,220,636	Vertafore Inc., First Lien Term Loan, 4.658% due 2/25/09	842,239
	Total Electronics/Electric	7,904,914
Equipment Leasing — 0.6%
970,955	Rent-a-Center Inc., Term Loan B, 2.340% to 3.640% due 1/16/09	815,602
Finance — 0.1%
260,686	CB Richard Ellis Group Inc., Term Loan B, 2.081% to 3.750% due 3/31/09	128,518
Food Products — 5.7%
	American Seafoods Group LLC:
541,017	Term Loan B1, 2.211% due 1/30/09	462,570
816,871	Term Loan B2, 2.211% due 1/30/09	698,425
855,823	Birds Eye Foods Inc., Term Loan, 3.210% due 3/31/09	697,496
1,665,567	Michael Foods Inc., Term Loan B-1, 3.328% to 3.923% due 3/19/09	1,474,027
1,751,255	NPC International, Term Loan B, 2.220% to 6.090% due 3/31/09	1,190,853
1,339,798	Pinnacle Foods Group Inc., Term Loan B, 4.661% to 6.803% due 1/2/09	923,121
1,112,163	Reddy Ice Group Inc., Term Loan, 6.500% due 1/14/09	653,396
1,304,967	Wrigley Jr. Co., Tranche B, 7.750% due 1/6/09	1,251,681
	Total Food Products	7,351,569
Food/Drug Retailers — 1.3%
1,449,102	General Nutrition Centers, Term Loan B, 3.720% to 6.310% due 3/30/09	966,069
929,175	Smart & Final, First Lien Term Loan, 3.461% to 6.834% due 2/27/09	650,422
	Total Food/Drug Retailers	1,616,491
Forest Products — 0.5%
875,265	Domtar Inc., Term Loan, 3.251% due 1/8/09	596,821
Healthcare — 10.3%
1,563,448	AMN Healthcare, Term Loan B, 3.209% due 3/31/09	1,352,382
	Carestream Health Inc.:
1,375,828	First Lien Term Loan, 5.420% due 1/30/09	830,656
1,000,000	Second Lien Term Loan, 7.446% to 8.670% due 2/27/09	268,750
2,250,000	Davita Inc., Term Loan B1, 1.970% to 6.320% due 3/31/09	1,977,590
1,696,803	DJO Finance LLC, Term Loan B, 3.461% to 4.459% due 3/31/09	1,204,730
1,703,594	Education Management Corp., Term Loan B, 3.250% due 3/31/09	1,083,486
	Fresenius SE:
561,866	Term Loan B, 6.750% due 1/12/09	512,702
302,683	Term Loan B2, 6.750% due 1/12/09	276,199
583,654	Hologic, Tranche B Term Loan, 4.750% due 1/12/09	525,289
1,295,722	Life Technologies Corp., Term Loan B, 5.250% due 3/31/09	1,217,978
1,694,264	Medassets Inc., Term Loan B, 5.209% to 7.512% due 6/30/09	1,474,010
	Talecris Biotherepeutics Inc.:
475,133	First Lien Term Loan, 5.500% to 5.640% due 3/31/09	416,929
1,430,851	Second Lien Term Loan, 8.640% due 2/13/09	1,198,338

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)

December 31, 2008

Face Amount	Security (a)(b)	Value
Healthcare — 10.3% (continued)
$1,038,483	Vicar Operating Inc., Term Loan, 2.000% due 1/31/09	$924,250
	Total Healthcare	13,263,289
Home Furnishings — 0.1%
	BL Sleep Innovations:
500,000	Second Lien Term Loan, 3.250% due 3/31/09 (c)	15,313
1,098,493	Term Loan, 5.750% due 3/31/09 (c)	101,061
	Total Home Furnishings	116,374
Hotels/Motels/Inns and Casinos — 2.4%
1,827,326	Ameristar Casinos Inc., Initial Term Loan, 2.471% due 1/29/09	1,110,101
1,171,972	Penn National Gaming Inc., Term Loan B, 2.210% to 5.290% due 2/9/09	952,553
	Seminole Tribe of Florida:
165,052	Term Loan, 3.000% due 3/31/09	135,893
594,383	Term Loan B2, 3.000% due 3/31/09	489,375
527,984	Term Loan B3, 3.000% due 3/31/09	434,706
	Total Hotels/Motels/Inns and Casinos	3,122,628
Industrial Equipment — 3.4%
1,485,863	Baldor Electric Co., Term Loan B, 2.250% to 5.250% due 1/30/09	1,264,221
	LN Acquisition Corp.:
149,242	Delayed Draw Term Loan B, 4.370% due 1/9/09	113,424
397,979	First Lien Term Loan, 4.370% due 1/9/09	302,464
1,399,000	Manitowoc Company Inc., Term Loan B, 6.500% due 1/8/09	991,891
1,262,582	Oshkosh Truck Corp., Term Loan B, 1.970% to 3.700% due 3/6/09	743,872
	Veyance Technologies Inc.:
217,105	Delayed Draw Term Loan, 4.380% due 1/8/09	118,865
1,515,899	Term Loan B, 4.380% due 1/8/09	829,955
	Total Industrial Equipment	4,364,692
Leisure — 5.5%
682,066	Amscan Holdings Inc., Term Loan B, 3.716% to 4.423% due 3/26/09	451,869
	Auto Europe Group LLC:
557,457	First Lien Term Loan, 3.221% due 1/30/09	418,093
1,000,000	Second Lien Term Loan, 6.971% due 1/30/09	650,000
2,358,396	Lodgenet Entertainment Corp., Term Loan B, 3.460% due 3/31/09	931,566
1,404,348	Regal Cinemas Inc., Term Loan, 3.209% due 3/31/09	1,032,977
782,609	Ticketmaster, Term Loan B, 6.640% due 3/23/09	540,000
1,352,069	Universal City Development Partners L.P., Term Loan B, 6.000% to 7.820% due 3/11/09	1,176,300
1,219,017	Warner Music Group Acquisition Corp., Term Loan, 2.471% to 5.834% due 2/27/09	938,643
1,538,393	Zuffa, Term Loan B, 2.500% due 1/26/09	920,471
	Total Leisure	7,059,919
Non-Ferrous Metals/Materials — 2.7%
1,036,878	Compass Minerals Group Inc., Term Loan, 1.980% to 5.020% due 3/31/09	942,263
	Novelis Inc.:
393,172	CA Term Loan, 3.460% due 3/31/09	253,596
864,979	US Term Loan, 3.460% due 3/31/09	557,911
	Oxbow Carbon and Minerals Holdings LLC:
71,526	Delayed Draw Term Loan B, 2.460% due 1/30/09	45,300
798,948	Term Loan, 2.461% to 3.459% due 3/31/09	506,000
1,673,920	Walter Industries Inc., Term Loan B, 2.711% to 4.161% due 3/31/09	1,217,777
	Total Non-Ferrous Metals/Materials	3,522,847

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)

December 31, 2008

Face Amount	Security (a)(b)	Value
Oil & Gas — 7.8%
$1,060,541	Alon Krotz, Term Loan, 10.750% due 2/4/09	$837,827
	Alon USA Inc.:
316,229	Edgington Term Loan, 4.446% due 2/27/09	205,549
2,529,833	Paramount Term Loan, 2.711% to 4.446% due 2/27/09	1,644,391
898,396	Astoria Generating Co. Acquisitions LLC, Term Loan B, 2.230% to 3.630% due 1/23/09	738,482
	Coffeyville Resources LLC:
345,413	Letter of Credit, 6.633% due 1/2/09	245,243
1,115,287	Tranche D Term Loan, 8.500% to 9.133% due 1/2/09	791,854
1,218,218	Dresser Inc., Term Loan B, 2.711% to 4.486% due 2/18/09	772,046
809,528	Helix Energy Solutions Group Inc., Term Loan B, 2.961% to 6.750% due 3/31/09	564,646
1,561,929	Hercules Offshore Inc., Term Loan B, 3.210% due 4/1/09	1,030,873
1,247,763	Semgroup L.P., Term Loan, 5.750% due 3/31/09 (c)	374,329
	Targa Resources:
378,682	Synthetic Letter of Credit, 3.459% due 3/30/09	241,004
659,127	Term Loan B, 3.459% to 5.975% due 3/31/09	419,487
1,273,443	Volnay Acquisition Co. I, Term Loan B, 3.811% to 5.428% due 6/30/09	1,017,162
2,286,607	Western Refining Co. L.P., Term Loan, 9.250% due 2/27/09	1,141,017
	Total Oil & Gas	10,023,910
Publishing — 3.8%
2,493,750	Dex Media East LLC, Delayed Draw Term Loan B, 3.460% to 5.420% due 3/31/09	991,266
	Gatehouse Media Operating Inc.:
262,973	Delayed Draw Term Loan, 4.200% to 4.250% due 3/31/09	41,024
704,769	Term Loan B, 4.200% due 2/27/09	109,944
881,152	Getty Images, Term Loan B, 8.053% due 1/2/09	788,631
1,000,000	Lamar Media Corp., Term Loan, 2.000% due 2/2/09	860,000
1,622,580	R.H. Donnelley Inc., Term Loan D-1, 6.750% due 3/18/09	946,504
	Valassis Communications Inc.:
202,701	Delayed Draw Term Loan, 3.210% due 3/31/09	100,337
611,351	Term Loan, 3.210% due 3/31/09	302,619
1,424,570	Wenner Media LLC, Term Loan B, 3.209% due 3/31/09	797,759
	Total Publishing	4,938,084
Retailers — 2.3%
1,330,614	Claire’s Stores Inc., Term Loan B, 3.221% to 4.209% due 3/30/09	528,549
263,158	J Crew Group, Term Loan B, 2.250% to 5.313% due 1/29/09	202,632
1,119,248	Michaels Stores Inc., Term Loan B, 2.750% to 4.500% due 1/30/09	587,885
1,468,354	Neiman-Marcus Group Inc., Term Loan, 4.193% due 3/6/09	942,416
1,225,000	Petco Animal Supplies Inc., Term Loan, 2.711% to 5.670% due 3/31/09	771,750
	Total Retailers	3,033,232
Steel — 0.2%
	Tube City IMS Corp.:
81,081	Letter of Credit, 5.762% due 1/7/09	26,352
657,213	Term Loan, 3.459% due 3/31/09	213,594
	Total Steel	239,946
Surface Transport — 0.4%
	Coach America Holdings Inc.:
494,010	First Lien Term Loan B, 4.919% due 2/26/09	281,586
500,000	Second Lien Term Loan, 8.670% due 3/30/09	187,500

See Notes to Schedule of Investments.

LMP Corporate Loan Fund Inc.

Schedule of Investments (unaudited) (continued)

December 31, 2008

Face Amount	Security (a)(b)	Value
Surface Transport — 0.4% (continued)
$103,419	Synthetic Letter of Credit, 4.209% due 3/31/09	$58,948
	Total Surface Transport	528,034
Telecommunications/Cellular Communications — 6.3%
2,390,833	Centennial Communications Corp., New Term Loan, 3.459% to 4.196% due 3/31/09	2,283,246
1,718,231	Cricket Communications Inc., Term Loan B, 4.959% due 3/31/09	1,439,019
476,288	Crown Castle Operating Co., Term Loan B, 5.376% due 3/31/09	329,115
260,337	Hargray Communications Group Inc., Term Loan B, 3.384% due 2/6/09	209,571
1,945,151	Metropcs Wireless Inc., Term Loan B, 2.750% to 5.500% due 2/2/09	1,570,710
2,704,957	Ntelos Inc., First Lien Term Loan, 2.720% due 1/30/09	2,316,119
	Total Telecommunications/Cellular Communications	8,147,780
Utilities — 4.1%
1,516,986	Calpine Corp., First Priority Term Loan, 4.335% due 3/31/09	1,125,279
	Covanta Holding Corp.:
164,948	Letter of Credit, 2.825% due 3/31/09	137,732
329,188	Term Loan B, 2.000% to 3.750% due 3/31/09	274,872
	Firstlight Power Resources Inc.:
105,691	Letter of Credit, 3.850% due 3/31/09	77,947
250,000	Second Lien Term Loan, 5.966% due 3/30/09	137,500
820,288	Term Loan B, 4.125% due 3/23/09	604,963
934,601	Mirant North America LLC, Term Loan B, 2.211% due 1/30/09	796,080
716,667	Reliant Energy Inc., Letter of Credit, 3.750% due 1/2/09	521,017
	TPF Generation Holdings LLC:
154,214	Letter of Credit, 5.762% due 1/7/09	126,919
48,343	Revolver, 5.762% due 1/7/09	39,786
722,996	Term Loan B, 2.461% due 1/30/09	595,026
1,191,634	USPF Holdings LLC, Term Loan, 2.945% due 1/15/09	893,725
	Total Utilities	5,330,846
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $190,118,418)	128,589,008
SHORT-TERM INVESTMENT — 0.5%
U.S. Government Agency — 0.5%
635,000	Federal Home Loan Bank (FHLB), Discount Notes, 0.001% due 1/2/09 (e) (Cost - $635,000)	635,000
	TOTAL INVESTMENTS — 100.0% (Cost — $190,753,418#)	$129,224,008

(a) The maturity date represents the last in range of interest rate reset dates.

(b) Interest rates disclosed represent the effective rates on loans and debt securities.  Ranges in interest rates are attributable to multiple contracts under the same loan.

(c) Security is currently in default.

(d) Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 2).

(e) Rate shown represents yield-to-maturity.

#   Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

Term	-	Term Loan typically with a First Lien on specified assets.
Second Lien	-	Subordinate Loan to first Lien.
REIT	-	Real Estate Investment Trust.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

LMP Corporate Loan Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to maximize current income consistent with prudent efforts to preserve capital.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Collateralized senior loans are valued at readily ascertainable market values provided by an independent pricing service. Securities for which market quotations are not available are valued in good faith at fair value by or under the direction of the Board of Directors. In fair valuing a loan, Legg Mason Partners Fund Advisor, LLC (“LMPFA”), with the assistance of the Citigroup Alternative Investments LLC, the Fund’s sub-adviser, will consider among other factors: (1) the creditworthiness of the borrower and any party interpositioned between the Fund and the borrower; (2) the current interest rate, period until next interest rate reset and maturity date of the collateralized senior loan; (3) recent market prices for similar loans, if any; and (4) recent prices in the market for instruments with similar quality, rate, period until next interest rate reset, maturity, terms and conditions. LMPFA may also consider prices or quotations, if any, provided by banks, dealers or pricing services which may represent the prices at which secondary market transactions in the collateralized senior loans held by the Fund have or could have occurred. U.S. government agency obligations are valued at the mean between the quoted bid and asked prices. Securities traded on national securities markets are valued at the closing price on such markets. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the quoted bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates fair value.

Effective October 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	December 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$129,224,008	—	$129,187,312	$36,696

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of September 30, 2008	$36,696
Accrued Premiums/Discounts	—
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of December 31, 2008	$36,696

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	—
Gross unrealized depreciation	$(61,529,410)
Net unrealized depreciation	$(61,529,410)

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.                                                   CONTROLS AND PROCEDURES.

(a)                                The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                               There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LMP Corporate Loan Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 26, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: February 26, 2009